Fees Summary	Oct. 15, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,928,000.00
Previously Paid Amount	0.00
Total Fee Amount	448.28
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 448.28
Narrative - Max Aggregate Offering Price	$ 2,928,000.00
Final Prospectus	true